Annual Fund Operating Expenses - Invesco Select Risk Moderate Investor Fund	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.23%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	0.96%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	1.73%
Class R
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	1.23%
Class S
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	0.88%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	0.73%
Class R5
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	0.65%
Class R6
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.06%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	0.64%